Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	$ 1,805,218	$ 1,805,218
Net intangible assets
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	1,410,335	1,410,335
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross	$ 394,883	$ 394,883